Document and Entity Information	Dec. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001061630
Document Type	8-K
Document Period End Date	Dec. 11, 2023
Entity Registrant Name	Blackstone Mortgage Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	1-14788
Entity Tax Identification Number	94-6181186
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	655-0220
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	BXMT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false